Segment Information and Geographic Data	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information and Geographic Data

Note 12. Segment Information and Geographic Data

Historically, the Company’s chief operating decision maker reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. As such, the Company has had a single reporting segment and operating unit structure. During the third quarter of 2021, the Company introduced a functional energy beverages line under the MusclePharm and FitMiss brands, at which time, the CODM commenced reviewing financial information on a disaggregated basis with the functional energy drink business separate from base business of protein products. During 2021, revenues for the functional energy drink segment were not material, but it is anticipated to become a more significant segment of the Company’s business going forward. (All amounts below are in thousands):

	Three Months Ended March 31,
	2022	2021
Revenue, net
Protein products	$12,000	$13,121
Energy drinks	1,101	—
Total revenue, net	$13,101	$13,121

	Three Months Ended March 31, 2022
	Revenue	Cost of Revenue	Gross Profit
Protein products	$12,000	$10,875	$1,125
Energy drinks	1,101	717	384
Total	$13,101	$11,592	$1,509

As the Company’s products are made through contract manufacturers’, there were no capital expenditures related to either segment during the three months ended March 31, 2022 and 2021. Energy segment assets were not material as of March 31, 2022.

All of the Company’s assets are located in the United States.

Geographic Information:

Revenue, classified by the major geographic areas in which our customers are located is as follows:

	Three Months Ended March 31,
	2022	2021
United States	94%	71%
Other Countries	6%	29%
Total revenue	100%	100%

No other country accounted for more than 5% of revenue during the three months ended March 31, 2022 and 2021. Geographically, sales to other countries are diverse – spanning every continent except Antarctica.

	Three Months Ended March 31,
	2022	2021
Revenue, net
Protein products
United States	$11,297	$9,274
International	703	3,847
Total Protein Products	$12,000	$13,121

Energy drinks
United States	1,070	-
International	31	-
Total energy drinks	$1,101	$-
Total revenue, net	$13,101	$13,121

Note 18. Segment Information and Geographic Data

Historically, the Company’s chief operating decision maker reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. As such, the Company has had a single reporting segment and operating unit structure. During the third quarter of 2021, the Company introduced a functional energy beverages line under the MusclePharm and FitMiss brands, at which time, the CODM commenced reviewing financial information on a disaggregated basis with the functional energy drink business separate from base business of protein products. During 2021, revenues for the functional energy drink segment was not material, but it is anticipated to become a more significant segment of the Company’s business going forward. (All amounts below are in thousands);

	For the Years Ended December 31,
	2021	2020
Revenue, net
Protein products	$49,468	$64,440
Energy drinks	574	—
Total revenue, net	$50,042	$64,440

	For the Year Ended December 31, 2021
	Revenue	Cost of Revenue	Gross Profit
Protein products	$49,468	$44,354	$5,114
Energy drinks	574	317	257
Total	$50,042	$44,671	$5,371

As the Company’s products are made through contract manufacturers’, there were no capital expenditures related to either segment during the years ended December 31, 2021 or 2020.

The Company sold products through their distribution channels to over 20 countries during the years ended December 31, 2021 and 2020. All of the Company’s assets are located in the United States.

Geographic Information:

Revenue, classified by the major geographic areas in which our customers are located is as follows:

	For the Years Ended December 31,
	2021	2020
United States	70%	72%
Other Countries	30%	28%
Total revenue	100%	100%

(a)	No other country accounted for more than 5% of revenue during the years ended December 31, 2021 and 2020. Geographically, sales to other countries are diverse – spanning every continent except Antarctica.

	For the Years Ended December 31,
	2021	2020
Revenue, net
Protein products
United States	$34,702	$46,578
International	14,766	17,862
Total Protein Products	$49,468	$64,440

Energy drinks
United States	107	-
International	467	-
Total energy drinks	$574	$-
Total revenue, net	$50,042	$64,440